Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-50 years
Plant and machinery	5-10 years
Furniture and office equipment	3-5 years
Motor vehicles	5-6 years